Operating assets and liabilities - Intangible assets and property, plant and equipment - Schedule of goodwill (Details) - DKK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Cost at the beginning of the year	[1]	kr 20,017
Carrying amount at the end of the year	[1]	19,845	kr 20,017
Gross carrying amount
Reconciliation of changes in goodwill [abstract]
Cost at the beginning of the year		20,017	4,464
Effect of exchange rate adjustment		(172)	278
Carrying amount at the end of the year		19,845	20,017
Gross carrying amount | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in goodwill [abstract]
Additions during the year		kr 0	kr 15,275

[1]	Effective 1 January 2025, 'goodwill' is presented as a separate line item to enhance clarity of presentation and disclosures. In prior years, goodwill was included in the line item 'intangible assets' and has therefore been reclassified to the new line item.